Post-Employment and Other Non-current Employee Benefits - Summary of Long-term Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial:
Discount rate used to calculate the defined benefit obligation	9.40%	7.60%	7.00%
Salary increase	4.60%	4.60%	4.50%
Future pension increases	3.60%	3.50%	3.50%
Biometric:
Mortality	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability	IMSS-97	IMSS-97	IMSS-97
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007	BMAR2007	BMAR2007